Share-Based Payments (Details) - Schedule of Total Expenses Arising from Share-Based Payment Transactions - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-based Payments [Line Items]
Share-based payment transactions expense		$ 3,299	$ 226,954	$ 94,890
Options under OIP [Member]
Share-based Payments [Line Items]
Share-based payment transactions expense		3,299	104,753	54,930
Shares under OIP [Member]
Share-based Payments [Line Items]
Share-based payment transactions expense				39,960
Performance Rights OIP [Member]
Share-based Payments [Line Items]
Share-based payment transactions expense	[1]		$ 122,201

[1]	It was agreed that performance bonus for selected employees for the year ended 30 June 2023 would be paid in performance rights rather than cash. Performance rights to be issued to employees are long-term incentives under OIP.